Prepayments, Other Receivables and Other Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepayments, other receivables and other assets, net [Abstract]
Provisions	¥ 20
Movements in allowance	¥ 1,000